DISPOSITION OF DISCONTINUED OPERATIONS BRALORNE GOLD MINES LTD (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Accretion of reclamation provision	$ 0	$ 1,338
Other items	(8)	103	$ (245)
Income (loss) from continuing operations before income taxes	(8,890)	(2,968)	2,064
Income taxes	1,408	633	(407)
Net income (loss)	(7,651)	(31,461)	1,626
Continuing Operations To Discontinued Operations [Member]
Statement [Line Items]
Operating expenses (income)	0	16	(45)
Accretion of reclamation provision	0	217	256
Gain on sale of assets	0	2	(175)
Other items	0	1	(5)
Loss on disposition	169	28,890	0
Income (loss) from continuing operations before income taxes	(169)	(29,126)	(31)
Income taxes	0	0	0
Net income (loss)	$ (169)	$ (29,126)	$ (31)